Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Components Of Other Comprehensive Income/(Loss) [Abstract]
Net income/(loss)	$ (16,295)		$ 142,630		$ 61,603
Other comprehensive income/(loss), net of tax:
Unrealized market adjustments on securities available-for-sale arising during the period, Net of tax of $(7.4) million for 2012, $14.1 million for 2011 and $(12.2) million for 2010	(11,619)		22,175		(19,122)
Reclassification adjustment for (gain)/loss on securities available-for-sale included in Net income/(loss), Net of tax of $(.1) million for 2012 and $(.3) million for 2011 and 2010	(200)		(472)		(437)
Unrealized gain/(loss) on securities available-for-sale	(11,819)		21,703		(19,559)
Net actuarial gain/(loss) arising during the period, Net of tax of $(17.9) million for 2012, $(23.3) million for 2011 and $(2.0) million for 2010	(27,204)		(37,616)		(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Net of tax of $15.0 million for 2012, $8.3 million for 2011 and $5.5 million for 2010	22,836		13,303		9,647
Total pension and post retirement plans	(4,368)		(24,313)		6,222
Other comprehensive income/(loss)	(16,187)	[1]	(2,610)	[1]	(13,337)	[1]
Comprehensive income/(loss)	(32,482)		140,020		48,266
Comprehensive income attributable to noncontrolling interest	11,464		11,434		11,402
Comprehensive income/(loss) attributable to controlling interest	$ (43,946)		$ 128,586		$ 36,864

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.